Related party disclosures	9 Months Ended
Sep. 30, 2023
Related party disclosures [Abstract]
Related party disclosures
14.	Related party disclosures

Other than those transactions reported in Note 13, “Share based compensation”, there have been no other transactions in the three and nine months ended September 30, 2023, with related parties that had a material effect on the financial position or performance of the Group.